Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6.	Commitments and Contingencies
During the years ended December 31, 2021, 2020 and 2019, the Company recognized license and maintenance fees, in research and development expenses, under the Company’s license agreements of $0.3 million, $0.1 million and $2.5 million. During each of the years ended December 31, 2021 and 2020, the Company did not recognize royalty fees
. During the year ended December 31, 2019, the Company recognized royalty fees of approximately $0.2 million.
Intellectual Property Licenses
Lonza
On December 11, 2019, the Company entered into a commercial license agreement with Lonza Sales AG (Lonza) for a fully paid-up
license to use Lonza’s GS System with the Company’s
non-natural
amino acid technology (the 2019 Agreement). This agreement replaces the prior agreements the Company entered into with Lonza for the GS system in 2009 and 2015. The 2019 Agreement, as amended, includes an option to evaluate and sublicense Lonza’s piggyBac Expression Technology Patent Rights with the Company’s technology. Under the 2019 Agreement, the Company paid a license fee of approximately 2.0 million Swiss Francs (or approximately $2.1 million) for the fully paid license to the GS System and has an option to a license to Lonza’s piggyBac technology with the Company’s non-natural
amino acid technology for an additional 1.5 million Swiss Francs (approximately $1.6 million as of December 31, 2021). During the years ended December 31, 2021, 2020 and 2019, the Company paid aggregate license fees of approximately $0, $2.3 million and $0.2 million, respectively, under the Lonza agreements.
As of December 31, 2021, the Company had not exercised the option for Lonza’s piggyBac technology. The Company is currently in discussions with Lonza to extend the option period.

The Scripps Research Institute (TSRI)
In August 2003, the Company entered into a license agreement, with TSRI for the development and commercialization and right to sublicense products using TSRI materials and technology (the TSRI
Agreement). Under the TSRI Agreement, the Company is obligated to pay royalties in the low single-digits based on the amount of annual sales for licensed products and sublicensing royalties of licensed products in the low single-digits on annual sublicensing revenues, if any. During the years ended
December 31, 2021, 2020, and 2019,
 the Company paid approximately $1.7 million, $0.1 million and $0, respectively. As of December 31, 2021 and 2020, the Company had accrued sublicensing fees of $0 and $0.4 million, respectively.
The California Research Institute of Biomedical Research (Calibr) a Division of The Scripps Research Institute
In August 2013, as amended, the Company entered into a collaborative license agreement with Calibr, pursuant to which the Company granted Calibr a non-exclusive
research license to certain of our patents,
know-how
and materials, and Calibr granted the Company a perpetual, irrevocable, worldwide, non-exclusive
license, for internal research purposes only, to certain inventions, patents and technology controlled by Calibr and associated with a research plan approved by a joint steering committee (the Calibr Agreement). In addition, Calibr granted the Company an exclusive option to acquire a perpetual, irrevocable, worldwide license to certain potential inventions, patents and other intellectual property associated with a research plan approved by a joint steering committee. The collaboration focuses on projects related to novel molecular targets, polypeptide conjugates and enabling technologies.
In September 2017, the Company received notification from Calibr of its desire to develop Scripps-CCW702 to the end of Phase 1 human clinical trials and/or thereafter license the program for further development and commercialization (the 2017 Letter). Notice automatically granted to Calibr the following licenses to Scripps-CCW702 as stated in the Calibr Agreement: (i) a perpetual, irrevocable, worldwide, exclusive (even as to Ambrx) license (or sublicense as the case may be), with the right to grant a sublicense, under Ambrx patents, if any, with valid claims covering the invention described in the September 2017 Letter, to research, develop, make, have made, use, sell, offer for sale, export and import such invention. Inventions for all uses; and (ii) a perpetual, irrevocable, worldwide, non-exclusive
license (or sublicense, as the case may be), with the right to grant a Sublicense, under information directly related to such Ambrx patents to research, develop, make, have made, use, sell, offer to sale, export and import such excluded grandfathered research program inventions for all uses.
Under the Calibr Agreement, the Company made an upfront payment to Calibr of approximately $0.3 million and was obligated to make quarterly payments of $0.6 million during the term of the license grant which ended in February 2015. No amounts were paid under the Calibr Agreement during the years ended December 31, 2021, 2020 and 2019.
In May 2019, the Company entered into a research funding and option agreement with Calibr, pursuant to which Calibr will provide research services for the Company (the Research Agreement). The initial term of the Research Agreement is 18 months, as amended. Under the Research Agreement, during the years ended December 31, 2021, 2020 and 2019, the Company paid approximately $22,000, $0.3 million and $0.2 million, respectively.
Litigation
From time to time, the Company may be involved in various lawsuits, legal proceedings, or claims that arise in the ordinary course of business. Management believes there are no claims or actions pending against the Company as of December 31, 2021, which will have, individually or in the aggregate, a material adverse effect on its business, liquidity, financial position, or results of operations. Litigation, however, is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business.
Indemnification
In accordance with the Company’s amended and restated memorandum and articles of association, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving in such capacity. There have been no claims to date, and the Company has a directors and officers liability insurance policy that may enable it to recover a portion of any amounts paid for future claims.